Investments in Unconsolidated Subsidiaries and Affiliates	6 Months Ended
Jun. 30, 2017
Equity Method Investments And Joint Ventures [Abstract]
Investments in Unconsolidated Subsidiaries and Affiliates

11. INVESTMENTS IN UNCONSOLIDATED SUBSIDIARIES AND AFFILIATES

A summary of investments in unconsolidated subsidiaries and affiliates as of June 30, 2017 and December 31, 2016 is as follows:

	June 30, 2017	December 31, 2016
	(in millions)
Equity method	$524	$479
Cost method	8	8
Total	$532	$487